RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
TFG Marine
Disclosure of transactions between related parties [line items]
Share of profit (loss) of associates accounted for using equity method	$ (1.6)	$ 3.7
FMS Holdco
Disclosure of transactions between related parties [line items]
Share of profit (loss) of associates accounted for using equity method	0.7	1.2
TFG Marine
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	291.2	$ 193.1
Payables to related parties	$ 27.9		$ 26.0